Shareholder Fees {- Fidelity Magellan K6 Fund}	May 29, 2021 USD ($)
03.31 Fidelity Magellan K6 Fund PRO -03 | Fidelity Magellan K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none